Document And Entity Information	Jan. 17, 2023
Document Information [Line Items]
Entity, Registrant Name	Waterstone Financial, Inc.
Document, Type	8-K/A
Document, Period End Date	Jan. 17, 2023
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-36271
Entity, Tax Identification Number	90-1026709
Entity, Address, Address Line One	11200 W Plank Ct
Entity, Address, City or Town	Wauwatosa
Entity, Address, State or Province	WI
Entity, Address, Postal Zip Code	53226
City Area Code	414
Local Phone Number	761-1000
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	WSBF
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	Item 4.01 Change in Registrant’s Certifying Accountant Amendment
Amendment Flag	true
Entity, Central Index Key	0001569994